SUBSEQUENT EVENTS AFTER BALANCE DATE	9 Months Ended
Mar. 31, 2020
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
SUBSEQUENT EVENTS AFTER BALANCE DATE
11.	SUBSEQUENT EVENTS AFTER BALANCE DATE

(a)
On May 26, 2020, the Company announced the results of: (i) its pre-feasibility study (“PFS”) for a proposed lithium hydroxide chemical plant (“Chemical Plant”) in Kings Mountain, North Carolina, assuming a stand-alone merchant Chemical Plant that would convert spodumene concentrate purchased on the global market to battery-grade lithium hydroxide (“Merchant Project”); and (ii) its updated scoping study (“Scoping Study”) for a proposed integrated mine-to-hydroxide project (“Integrated Project”) comprising a mine and concentrator (“Mine/Concentrator”) that would produce spodumene concentrate to be transported to a Chemical Plant and converted into battery-grade lithium hydroxide.  Both studies deliver excellent economics and robust internal rates of return over 25-year project lives; and

(b)
The outbreak of the 2019 novel strain of coronavirus causing a contagious respiratory disease known as COVID-19, and the subsequent quarantine measures imposed by the Australian, United States and other governments, and related travel and trade restrictions have caused disruption to businesses and resulted in significant global economic impacts.  As at March 31, 2020 these impacts have not had a significant effect on the Group’s financial results or operations. However, as the impact of COVID-19 continues to evolve, including changes in government policy and business reactions thereto,  if our staff are unable to work or travel due to illness or government restrictions, we may be forced to reduce or suspend our exploration and development activities. In addition, as the COVID-19 pandemic and mitigation measures have also negatively impacted global economic conditions, this, in turn, could adversely affect our business in the future. Due to the continually evolving nature of COVID-19 the Directors cannot reasonably estimate the effects that the COVID-19 pandemic could have on the financial statements for the year ending June 30, 2020 and future periods, and that any disturbance may be temporary. However, there is uncertainty about the length and potential impact of any resultant disturbance. As a result, we are unable to estimate the potential impact on the Company’s future operations as at the date of these Interim Financial Statements.

Other than as outlined above, at the date of this report there are no other significant events occurring after balance date requiring disclosure.